Risk and capital management (Details) SEK in Millions	12 Months Ended
	Dec. 31, 2017 SEK item	Dec. 31, 2016 SEK	Sep. 30, 2016
Risk and capital management
Capital ratio	23.00%	25.10%	15.90%
Tier 1 capital ratio	20.60%	22.10%
Common equity Tier ratio		22.10%
Own funds	SEK 19,285.0	SEK 18,821.0
Market risk exposure	SEK 20.0
Number of Swedish institutions critical to the financial system | item	10
Percentage of SEK's eligible liabilities and own funds	7.10%
Percentage point of increase (decrease) in market interest rate	1.00%
Risk exposure amount	SEK 83,831.0	74,937.0
Financial institutions
Risk and capital management
Value at risk, percentage	99.90%
Credit risk
Risk and capital management
Own funds	SEK 6,900.0	SEK 7,500.0
Percentage of net exposures	100.00%	100.00%
Credit risk | Financial institutions
Risk and capital management
Percentage of net exposures	11.80%	13.20%
Liquidity risk
Risk and capital management
Own funds	SEK 55,700.0	SEK 72,300.0
Lending capacity margin period	15 months	9 months
Market risk
Risk and capital management
Own funds	SEK 1,600.0	SEK 1,600.0
Market risk exposure	582.0	621.0
Market risk exposure limit	SEK 1,100.0	1,300.0
Risk weight (as percent)	100.00%
Percentage of net exposures	100.00%
OGR
Risk and capital management
Own funds	SEK 582.0	621.0
Operational risk
Risk and capital management
Own funds	100.0	200.0
Risk exposure amount	3,284.0	3,669.0
Risk Appetite Losses	20.0
Credit valuation adjustment risk
Risk and capital management
Risk exposure amount	1,989.0	2,526.0
Liquidity Portfolio VaR
Risk and capital management
Own funds	20.0
Market risk exposure	8.0	10.0
Market risk exposure limit	SEK 18.0	SEK 14.0
Maximum | Financial institutions
Risk and capital management
Percentage point of increase (decrease) in market interest rate	3.00%
Maximum | Market risk
Risk and capital management
Market risk exposure limit	SEK 1,100.0
Maximum | Operational risk
Risk and capital management
Risk Appetite Losses	SEK 150.0
Minimum
Risk and capital management
Percentage of risk weighted assets	28.00%
Risk Appetite Losses	SEK 2.0
Minimum | Financial institutions
Risk and capital management
Percentage point of increase (decrease) in market interest rate	1.00%
Minimum | Operational risk
Risk and capital management
Risk exposure amount	SEK 150.0